Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

Note 6 - Stockholders' Equity

On January 13, 2014, the Company closed a “best efforts” private offering of $1,000,000 (the “Offering”) with a group of accredited investors (the “Purchasers”) and the Company exercised the oversubscription amount allowed in the Offering of $350,000, for total gross proceeds to the Company of $1,350,000 before deducting placement agent fees and other expenses. Pursuant to a securities purchase agreement with the Purchasers (the “Purchase Agreement”), the Company issued to the Purchasers (i) 415,387 shares of the Company’s common stock, par value $0.0001 and (ii) 1,350,000 warrants (the “Warrants”) to purchase shares (the “Warrant Shares”) of the Company’s common stock at an exercise price of $3.25 per share. In connection with the Offering, 138,463 units were sold at the end of December 2013 and 276,924 units were sold in January 2014, all at $3.25 per unit. As a result, the Company received aggregate gross proceeds of $450,000 in December 2013 from the issuance of 138,463 shares of common stock and 450,000 Warrants, and the Company received $900,000 in January 2014 from the issuance of 276,924 shares of common stock and 900,000 Warrants. Costs incurred associated with the Offering in December 2013 and January 2014 were $56,820 and $100,006, respectively. In January 2014, the placement agent received 41,539 Warrants from the Offering.

Pursuant to the Purchase Agreement, the Company’s founders who are members of management (the “Founders”) agreed to cancel a corresponding number of shares to those shares issued in the Offering and place in escrow a corresponding number of shares to be cancelled for each Warrant Share issued. As a result, the Founders retired 138,463 and 276,924 shares of common stock in December 2013 and January 2014, respectively.

The Warrants are exercisable for a period of five years from the original issue date. The initial exercise price with respect to the Warrants was $3.25 per share. On the date of issuance, the Warrants were recognized as derivative liabilities as they did not have fixed settlement provisions because their exercise prices could be lowered if the Company was to issue securities at a lower price in the future. As a result, the Company recorded $3,431,541 as derivative liability warrants on the condensed consolidated balance sheet on January 13, 2014.

On February 21, 2014, the Company amended the terms of the 1,359,539 Warrants issued in the Offering to eliminate the anti-dilution provision and to lower the exercise price of the Warrants from $3.25 to $3.00. As a result of the Warrant modifications, the Company re-measured the Warrant liability on the modification date and recorded an unrealized loss on derivative liabilities of $1,074,795 and reclassified the aggregate re-measured value of the Warrants of $6,037,639 to additional paid in capital. See Note 7 below.

On various dates, during the six months ended June 30, 2014, the Company received gross proceeds of $1,200,000 in connection with the exercise of 400,000 warrants into 400,000 shares of common stock at an exercise price of $3.00 per share, net of fees to be paid upon the exercise of the warrants issued in the Offering per the term of the underwriter agreement of $30,000. Upon exercise, pursuant to the Purchase Agreement, the Company’s Founders agreed to cancel a corresponding number of shares to be cancelled for each Warrant Share issued. As a result, the Founders retired 400,000 shares of common stock.

Between June 12, 2014 and June 17, 2014, the Company completed a private offering with a group of accredited investors (the “Purchasers”) who had previously participated in the Offering that occurred between December 30, 2013 and January 13, 2014 (as discussed in this Note 6) for total net proceeds to the Company of $4,000. Pursuant to a securities purchase agreement with the Purchasers, the Company issued to the Purchasers warrants (the “Warrants”) to purchase an aggregate of 400,000 shares (the “Shares”) of the Company’s common stock at an exercise price of $3.00 per share. The Warrants are exercisable for a period of five years from the original issue date. The exercise price for the Warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. The Company determined that the effect of the issuance of the warrants was to induce the Purchasers to exercise warrants previously issued to them in the Offering. As a result, the Company recorded an inducement expense of $1,177,760 for the six and three months ended June 30, 2014.

In connection with the sale of the Warrants, the Company entered into a registration rights agreement with the Purchasers pursuant to which the Company agreed to register the Shares and the shares of the common stock underlying the Warrants (the “Registrable Securities”) on a Form S-1 registration statement (the “Registration Statement”) to be filed with the SEC 90 days following the completion of an underwritten public offering (the “Filing Date”) and to cause the Registration Statement to be declared effective under the Securities Act within 90 days following the Filing Date (the “Required Effective Date”).

If the Registration Statement is not filed by the Filing Date or declared effective by the Required Effective Date, the Company is required to pay partial liquidated damages to each Purchaser in the amount equal to 2% for the purchase price paid for the Warrants then owned by such Purchaser for each 30-day period for which the Company is non-compliant.

The following table summarizes the Company's warrants outstanding at June 30, 2014:

Warrants outstanding and exercisable

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding at December 31, 2013	454,600	$3.25	-	-
Issued	1,341,539	3.00	-	-
Exercised	(400,000)	3.00	-	-
Cancelled	-	-	-	-
Outstanding at June 30, 2014	1,396,139	$3.00	4.65	$1,270,486
Exercisable at June 30, 2014	1,396,139	$3.00	4.65	$1,270,486

On January 4, 2013, a majority of the Company’s stockholders approved by written consent the Company’s 2013 Long-Term Stock Incentive Plan (“LTIP”). The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards and stock appreciation rights, is limited to 10% of the shares of common stock outstanding on the first business or trading day of any fiscal year, which is 2,193,782 at January 1, 2014. During the six and three months ended June 30, 2014, the Company issued 6,347 and 2,558 restricted shares, respectively, under the plan to three non-executive directors with an aggregate fair value of $25,000 and $10,000, respectively.

For the six months ended June 30, 2014, the Company issued 18,282 shares of common stock with an aggregate fair value of $75,000 to consultants for services rendered to the Company.

NOTE 8 - STOCKHOLDERS’ DEFICIENCY

Common Stock Issuances

During the first quarter of 2013, the Company issued 204,000 shares of common stock at $0.25 per share in a private placement and received net proceeds of $51,000.

On May 10, 2013, a registration statement under the Securities Act of 1933 with respect to a public offering of 1,000,000 Units at $1.00 per unit consisting of one share of common stock and one warrant to purchase one share of common stock was declared effective by the U.S. Securities and Exchange Commission. The warrants have an exercise price of $1.00 per share and a term of three years and contain customary anti-dilution provisions. During the year ended December 31, 2013, the Company sold 304,600 Units and has received proceeds of $304,600, less offering costs of approximately $109,000.

On January 13, 2014, the Company closed a “best efforts” private offering of $1,000,000 (the “Offering”) with a group of accredited investors (the “Purchasers”) and the Company exercised the oversubscription amount allowed in the Offering of $350,000, for total gross proceeds to the Company of $1,350,000 before deducting placement agent fees and other expenses. Pursuant to a securities purchase agreement with the Purchasers (the “Purchase Agreement”), the Company issued to the Purchasers (i) 415,387 shares (the “Shares”) of the Company’s common stock, par value, $0.0001 (the “Common Stock”) and (ii) 1,350,000 warrants (the “Warrants”) to purchase shares (the “Warrant Shares” and together with the Shares and the Warrants, the “Securities”) of the Company’s Common Stock at an exercise price of $3.25 per share. In connection with the Offering, 138,463 units were sold at the end of December of 2013 and 276,924 units were sold in January 2014, all at $3.25 per unit. As a result, the Company received aggregate gross proceeds of $450,000 in December 2013 from the issuance of 138,463 shares of common stock and 450,000 warrants, and the Company received $900,000 in January 2014 from the issuance of 276,924 shares of common stock and 900,000 warrants. Costs incurred associated with the Offering in December 2013 were $56,820. In January 2014, the placement agent received 41,539 warrants from the Offering.

The Warrants are exercisable for a period of five years from the original issue date. The exercise price with respect to the Warrants is $3.25 per share. The exercise price for the Warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. See Note 6.

Pursuant to the Purchase Agreement, the Company’s founders who are members of management (the “Founders”) agreed to cancel a corresponding number of shares to those Shares issued in the Offering and place in escrow a corresponding number of shares to be cancelled for each Warrant Share issued. As a result, the Founders retired 138,463 and 276,924 shares of common stock in December 2013 and January 2014, respectively.

In connection with the sale of the Shares and Warrants, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company agreed to register the Shares and the shares of our Common Stock underlying the Warrants (the “Registrable Securities”) on a Form S-1 registration statement (the “Registration Statement”) to be filed with the SEC on the earlier of February 25, 2014 or within 3 business days following the filing of our Annual Report on Form 10-K for the year ended December 31, 2013 (the “Filing Date”) and to cause the Registration Statement to be declared effective under the Securities Act within 90 days following the Filing Date (the “Required Filing Date”). If the Registration Statement is not filed by the Filing Date or declared effective by the Required Effective Date, the Company is required to pay partial liquidated damages to each Purchaser in the amount equal to 2% for the purchase price paid for the Shares and Warrants then owned by such Purchaser for each 30-day period for which the Company is non-compliant.

During the year ended December 31, 2012, the Company issued 632,000 shares of common stock at $0.25 per share and received proceeds of $158,000.

During the year ended December 31, 2012, the founders of 3D-ID contributed $4,300 to fund the Company’s activities.

Common Stock Purchase Warrants

During the year ended December 31, 2013, the Company received $300,000 in net proceeds from the exercise of 300,000 warrants from holders of the units.

The following table summarizes the Company's warrants outstanding at December 31, 2013:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding at December 31, 2012	-	$-
Issued	754,600	2.34	-	-
Exercised	(300,000)	1.00	-	-
Cancelled	-	-	-	-
Outstanding at December 31, 2013	454,600	$3.23	4.97	$351,300

Exercisable at December 31, 2013	454,600	$3.23	4.97	$351,300

Long-Term Stock Incentive Plan

On January 4, 2013, a majority the Company’s stockholders approved by written consent the Company’s 2013 Long-Term Stock Incentive Plan (“LTIP”). The maximum aggregate number of shares of common stock that may be issued under the LTIP, including stock awards and stock appreciation rights, is limited to 10% of the shares of common stock outstanding on the first business or trading day of any fiscal year, which is 2,193,782 at December 31, 2013. During the year ended December 31, 2013, the Company issued 48,833 restricted shares under the plan to two non-executive directors with an aggregate fair value of $30,000. During the year ended December 31, 2013, the Company issued 100,000 shares with an aggregate value of $100,000 to four non-executive employees. At December 31, 2013, a total of 148,833 shares have been issued from the Plan and 2,044,949 are available to be issued